Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue
Total revenue	$ 343,638	$ 343,578	$ 808,539	$ 820,803
Expenses
Expenses	121,462	120,187	249,358	240,300
Administrative expenses	19,361	13,524	35,033	26,642
Depreciation and amortization	75,667	69,813	154,547	140,860
Loss (gain) on foreign exchange	(24)	1,467	(4,694)	934
Costs and Expenses, Total	284,565	281,118	629,444	642,390
Operating income	59,073	62,460	179,095	178,413
Interest expense	(44,818)	(45,840)	(91,066)	(88,461)
Income from long-term investments	334,809	160,662	172,148	180,134
Other net losses	(26,940)	(5,803)	(27,830)	(8,367)
Pension and other post-employment non-service costs	(3,617)	(3,747)	(6,973)	(5,040)
Gain on derivative financial instruments	1,389	409	1,446	213
Nonoperating Income (Expense)	260,823	105,681	47,725	78,479
Earnings before income taxes	319,896	168,141	226,820	256,892
Income tax expense (note 15)
Current	(2,022)	(4,974)	(6,109)	(9,949)
Deferred	(44,896)	(15,831)	(27,106)	(25,687)
Income tax expense	(46,918)	(20,805)	(33,215)	(35,636)
Net earnings	272,978	147,336	193,605	221,256
Non-controlling interests	16,634	16,361	35,976	35,689
Non-controlling interests held by related party	(3,393)	(7,072)	(7,159)	(13,914)
Net Income (Loss) Attributable To Noncontrolling Interest, Net Of Related Party	13,241	9,289	28,817	21,775
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	286,219	156,625	222,422	243,031
Series A and D Preferred shares dividend	2,017	2,109	4,157	4,215
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	$ 284,202	$ 154,516	$ 218,265	$ 238,816
Basic net earnings per share (USD per share)	$ 0.54	$ 0.31	$ 0.41	$ 0.49
Diluted net earnings per share (USD per share)	$ 0.53	$ 0.31	$ 0.41	$ 0.48
Regulated electricity distribution
Revenue
Total revenue	$ 163,599	$ 175,995	$ 344,298	$ 381,056
Expenses
Expenses	42,815	50,344	100,048	119,942
Regulated gas distribution
Revenue
Total revenue	78,643	70,935	263,237	248,596
Expenses
Expenses	19,307	21,340	82,920	100,894
Regulated water reclamation and distribution
Revenue
Total revenue	34,883	32,697	62,722	59,483
Expenses
Expenses	3,236	1,785	5,487	3,239
Non-regulated energy sales
Revenue
Total revenue	59,924	59,777	126,235	123,234
Expenses
Expenses	2,741	2,658	6,745	9,579
Other revenue
Revenue
Total revenue	$ 6,589	$ 4,174	$ 12,047	$ 8,434